Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Contractual Amount of Off-Balance-Sheet Financial Instruments
The contractual amount of off-balance-sheet financial instruments as of December 31, 2023 and 2022 is as follows:

(in thousands)	2023	2022
Commitments to extend credit	$286,939	$388,264
Interest rate lock commitments	3,694	6,331
Forward sale commitments	3,779	576
Standby letters of credit	111,631	49,740
Total	406,043	444,911